Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (Parenthetical) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income [Abstract]
Dividend paid, per share	$ 0.16	$ 0	$ 0.16	$ 0.23	$ 0.23